RELATED PARTY TRANSACTIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 CNY (¥)
Disclosure of transactions between related parties [line items]
General and administrative expenses		$ 19,427	$ 18,685
Due from related parties		$ 3,022	11
Interest rate		4.35%		4.35%
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses		$ 225	433
Due from related parties	[1]	33	11
Henan Non-ferrous [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2]	$ 2,989
Interest rate		4.35%		4.35%
Loan term		Six Months
Henan Non-ferrous [Member] | RMB [Member]
Disclosure of transactions between related parties [line items]
Due from related parties | ¥				¥ 20,000

[1]	According to a services and administrative costs reallocation agreement between the Company and NUAG, the Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG. During the year ended March 31, 2019, the Company recovered $225 (year ended March 31, 2018 - $433) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	During the year ended March 31, 2019, Henan Found lent Henan Non-ferrous a loan of $2,989 (RMB20.0 million). The loan has a term of six months and bears an interest rate of 4.35% per annum.